UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
Legg Mason Partners Global Equity Fund
FORM N-Q
SEPTEMBER 30, 2006

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited)	September 30, 2006

Shares	Security	Value

COMMON STOCKS — 96.4%
Australia — 3.0%
53,475	BHP Billiton Ltd.	$1,022,647
12,550	Commonwealth Bank of Australia	428,411
53,200	Downer EDI Ltd.	238,171
56,700	Foster’s Group Ltd.	272,455
21,800	Leighton Holdings Ltd.	314,586
37,600	QBE Insurance Group Ltd.	687,353
5,650	Rio Tinto Ltd.	295,524

	Total Australia	3,259,147

Austria — 0.7%
5,600	Boehler-Uddeholm AG	315,153
9,500	Voestalpine AG	392,540

	Total Austria	707,693

Belgium — 1.3%
6,200	Delhaize Group	521,098
22,500	Dexia	583,167
5,500	InBev NV	302,967

	Total Belgium	1,407,232

Canada — 2.9%
5,400	Bank of Montreal	327,332
39,300	CAE Inc.	335,840
4,900	Canadian Imperial Bank of Commerce	370,180
6,100	Canadian Pacific Railway Ltd.	303,906
4,600	Magna International Inc.	334,729
5,100	Nexen Inc.	273,247
9,600	Royal Bank of Canada	426,198
7,700	Toronto-Dominion Bank	458,603
15,900	TransAlta Corp.	338,189

	Total Canada	3,168,224

Denmark — 1.0%
8,700	Danske Bank A/S	342,272
4,700	FLSmidth & Co. A/S, Class B shares	217,889
3,450	Topdanmark A/S *	476,590

	Total Denmark	1,036,751

Finland — 1.3%
8,400	Metso Corp.	309,257
17,601	Nokia Oyj	349,680
14,400	Outokumpu Oyj	367,746
12,390	SanomaWSOY Oyj	317,987

	Total Finland	1,344,670

France — 7.2%
13,100	Air France-KLM	395,208
3,600	Assurances Generales de France	453,517
12,949	BNP Paribas SA	1,393,895
9,300	Bouygues SA	497,659
9,500	Capgemini SA	504,143
1,800	Ciments Francais SA	285,675
6,975	Compagnie de Saint-Gobain	506,154
3,800	Pinault Printemps Redoute SA	563,560
3,480	Sanofi-Aventis	309,926
See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

France — 7.2% (continued)
6,140	Societe Generale	$977,584
18,700	Suez SA	822,740
15,556	Total SA	1,021,293

	Total France	7,731,354

Germany — 5.7%
15,666	Altana AG	865,741
8,250	Bayerische Motoren Werke AG	442,099
9,369	DaimlerChrysler AG	468,427
15,150	Deutsche Lufthansa AG	321,167
4,800	Deutsche Postbank AG	364,458
1,913	E.ON AG	226,869
4,350	Fresenius Medical Care AG & Co.	565,329
16,500	GEA Group AG	297,664
6,250	Heidelberger Druckmaschinen AG	257,774
3,600	MAN AG	304,811
6,300	Salzgitter AG	592,324
12,042	Siemens AG	1,051,064
2,349	Wincor Nixdorf AG	341,664

	Total Germany	6,099,391

Greece — 0.5%
10,571	Alpha Bank AE	282,165
11,500	Hellenic Telecommunications Organization SA *	282,161

	Total Greece	564,326

Hong Kong — 1.5%
40,000	Esprit Holdings Ltd.	362,698
156,000	Hang Lung Properties Ltd.	332,758
178,000	Hutchison Telecommunications International Ltd. *	312,521
156,200	Li & Fung Ltd.	385,709
139,527	Sino Land Co., Ltd.	247,480

	Total Hong Kong	1,641,166

Italy — 5.2%
8,900	Banca Popolare di Verona e Novara Scrl	246,031
18,300	Banche Popolari Unite Scpa	492,650
66,600	Capitalia SpA	551,734
90,900	Compagnia Assicuratrice Unipol SpA	304,734
23,160	Eni SpA	686,656
19,500	Fiat SpA *	310,965
28,042	Fondiaria Sai SpA	1,230,557
18,300	Saipem SpA	397,927
748,000	Seat Pagine Gialle SpA	374,361
119,300	UniCredito Italiano SpA	990,586

	Total Italy	5,586,201

Japan — 22.3%
27,800	Asahi Breweries Ltd.	405,691
39,000	Bank of Yokohama Ltd.	307,373
20,200	Canon Inc.	1,054,508
27,000	Daido Steel Co., Ltd.	197,466
200	Dainippon Sumitomo Pharma Co., Ltd.	2,405
28,000	Dowa Mining Co., Ltd.	241,797
11,900	Elpida Memory Inc. *	540,542
85,000	Fuji Electric Holdings Co., Ltd.	438,686
39,000	Fuji Heavy Industries Ltd.	222,102
68,500	Gunma Bank Ltd.	506,784
22,400	Hitachi Construction Machinery Co., Ltd.	501,153
23,400	Hokkaido Electric Power Co. Inc.	568,144
29,560	Honda Motor Co., Ltd.	994,519
11,200	Hoya Corp.	422,373
148,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	452,780
60,000	Itochu Corp	465,254
40,000	JTEKT Corp.	776,271
See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Japan — 22.3% (continued)
191	Jupiter Telecommunications Co. *	$144,221
14,700	Kansai Electric Power Co. Inc.	339,470
42	KDDI Corp.	261,966
13,800	Komatsu Ltd.	238,576
3,800	Kyocera Corp.	325,576
14,900	Leopalace21 Corp.	544,229
107,000	Marubeni Corp.	533,186
41,000	Matsushita Electric Industrial Co., Ltd.	868,644
48,000	Mazda Motor Corp.	291,254
19,900	Mitsubishi Corp.	374,390
48,500	Mitsubishi Electric Corp.	408,962
79	Mitsubishi UFJ Financial Group Inc.	1,017,627
44,000	Mitsui Mining & Smelting Co., Ltd.	227,085
74	Mizuho Financial Group Inc.	574,441
12,700	Nissin Food Products Co., Ltd.	404,678
62,000	NSK Ltd.	523,847
34,000	NTN Corp.	269,119
50	Otsuka Corp.	5,322
17,000	Ricoh Co., Ltd.	338,559
11,001	Seiko Epson Corp.	300,197
40,000	Sekisui Chemical Co., Ltd.	337,627
16,900	Seven & I Holdings Co., Ltd.	544,237
18,000	Sharp Corp.	308,898
68,000	Showa Denko KK	293,322
46,000	Sompo Japan Insurance Inc.	603,068
3,960	Sony Corp.	160,414
15,100	Stanley Electric Co., Ltd.	312,237
18,000	Sumitomo Metal Mining Co., Ltd.	236,136
52	Sumitomo Mitsui Financial Group Inc.	546,441
13,100	Suzuki Motor Corp.	333,051
5,750	T&D Holdings Inc.	416,631
8,240	Takeda Pharmaceutical Co., Ltd.	514,651
16,200	Tohoku Electric Power Co., Inc.	354,890
8,680	Tokyo Electric Power Co. Inc.	250,102
31,800	Toyota Motor Corp.	1,730,136
10,000	Toyota Tsusho Corp.	263,559
11,000	Yamaha Motor Co., Ltd.	291,780
37,000	Yaskawa Electric Corp.	363,729

	Total Japan	23,950,106

Netherlands — 5.6%
6,750	ABN Amro Holding NV	196,958
800	CSM	25,474
50,600	Hagemeyer NV *	246,504
11,190	ING Groep NV, CVA	492,466
48,900	Koninklijke Ahold NV *	519,870
13,000	Koninklijke BAM Groep NV	229,905
71,867	Koninklijke KPN NV	917,212
51,411	Mittal Steel Co., NV	1,796,230
27,500	Royal Dutch Shell PLC, Class A Shares	906,039
16,700	Vedior NV, CVA	312,924
16,200	Wolters Kluwer NV	422,758

	Total Netherlands	6,066,340

Norway — 1.7%
2,000	Aker Kvaerner ASA	178,223
40,300	DNB NOR ASA	494,718
432,000	Pan Fish ASA *	341,156
6,100	Petroleum Geo-Services ASA *	298,032
41,763	Telenor ASA	546,043

	Total Norway	1,858,172

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

Portugal — 0.3%
20,317	Banco Espirito Santo SA	$310,591

Singapore — 0.7%
132,000	CapitaLand Ltd.	420,303
32,000	Keppel Corp. Ltd.	298,613

	Total Singapore	718,916

Spain — 4.9%
8,200	Banco Bilbao Vizcaya Argentaria SA	189,854
54,000	Banco Santander Central Hispano SA	854,284
19,500	Corporacion Mapfre SA	407,694
50,667	Endesa SA	2,156,551
4,200	Fomento de Construcciones y Contratas SA	335,685
12,700	Red Electrica de Espana	493,184
47,600	Telefonica SA	825,501

	Total Spain	5,262,753

Sweden — 1.8%
10,000	Alfa Laval AB	336,378
23,900	Boliden AB	454,261
7,300	Nobia AB	244,558
14,900	Skandinaviska Enskilda Banken AB	401,370
17,600	Swedbank AB	523,437

	Total Sweden	1,960,004

Switzerland — 5.4%
9,739	Credit Suisse Group	563,468
3,300	Julius Baer Holding Ltd.	329,604
3,644	Nestle SA	1,270,519
15,600	Novartis AG	910,676
5,275	Roche Holding AG	911,999
300	Sulzer AG	239,064
3,977	Swiss Life Holding	930,246
10,000	UBS AG	598,161

	Total Switzerland	5,753,737

United Kingdom — 23.4%
20,300	Anglo American PLC	848,373
13,048	AstraZeneca PLC	815,140
25,200	Aviva PLC	369,287
37,805	Barclays PLC	476,882
22,000	Barratt Developments PLC	438,916
19,500	Bellway PLC	470,059
12,700	Berkeley Group Holdings PLC *	319,689
65,150	BG Group PLC	791,336
18,100	BHP Billiton PLC	312,328
220,774	BP PLC	2,404,766
90,200	Brit Insurance Holdings PLC	509,818
37,400	British Airways PLC *	298,883
33,200	British American Tobacco PLC	897,237
41,600	British Energy Group PLC *	451,957
12,600	British Land Co. PLC	321,652
16,678	Charter PLC *	266,253
16,200	Collins Stewart Tullett PLC	263,777
31,900	Drax Group PLC *	497,620
91,600	DSG International PLC	375,441
81,700	First Choice Holidays PLC	305,047
59,900	GKN PLC	322,024
37,022	GlaxoSmithKline PLC	985,284
61,503	HBOS PLC	1,216,671
84,220	HSBC Holdings PLC	1,536,027
54,900	Imperial Chemical Industries PLC	408,167
See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value

United Kingdom — 23.4% (continued)
18,325	Imperial Tobacco Group PLC	$610,472
76,800	International Power PLC	449,891
8,900	Land Securities Group PLC	327,806
99,350	Lloyds TSB Group PLC	1,003,139
84,000	Man Group PLC	704,302
26,100	Northern Rock PLC	570,539
12,800	Persimmon PLC	320,529
77,000	Premier Foods PLC	382,971
23,700	Prudential PLC	294,301
11,700	Rio Tinto PLC	553,341
36,985	Royal Bank of Scotland Group PLC	1,272,944
15,800	Royal Dutch Shell PLC, Class B Shares	536,114
45,300	Scottish & Newcastle PLC	483,253
1,950	Tate & Lyle PLC	26,258
124,500	Tesco PLC	838,830
13,200	Vedanta Resources PLC	287,313
253,811	Vodafone Group PLC	580,712

	Total United Kingdom	25,145,349

	TOTAL COMMON STOCKS (Cost — $93,169,082)	103,572,123

PREFERRED STOCK — 0.3%
Germany — 0.3%
13,400	ProSiebenSat.1 Media AG (Cost — $333,824)	371,448

WARRANT — 0.0%
28,000	Dowa Mining, Expires 1/29/10* (Cost — $0)	11,934

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $93,502,906)	103,955,505

Face Amount

SHORT-TERM INVESTMENT — 2.1%
Time Deposit — 2.1%
$2,210,000	State Street Bank & Trust Co., 2.800% due 10/2/06 (Cost — $2,210,000)	2,210,000

	TOTAL INVESTMENTS — 98.8% (Cost — $95,712,906#)	106,165,505
	Other Assets in Excess of Liabilities — 1.2%	1,302,724

	TOTAL NET ASSETS — 100.0%	$107,468,229

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
CVA — Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector** (unaudited)
Financials	30.5%
Consumer Discretionary	12.4
Industrials	11.4
Materials	8.9
Consumer Staples	7.4
Energy	7.0
Utilities	6.5
See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

Health Care	5.5
Information Technology	4.3
Telecommunication Services	4.0
Time Deposit	2.1

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2006 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Global Equity Fund (formerly known as Legg Mason Partners International Large Cap Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.
(b) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,230,477
Gross unrealized depreciation	(1,777,878)

Net unrealized appreciation	$10,452,599

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Trust II

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: November 28, 2006